SUBSEQUENT EVENTS (Details) - Schedule of Real Estate Properties (Retail Site [Member], Subsequent Event [Member], USD $)	1 Months Ended
Aug. 13, 2014
Real Estate Properties [Line Items]
Purchase Price	$ 15,080,000
Amount Paid to Escrow	433,000
Property 1 [Member]
Real Estate Properties [Line Items]
Purchase Price	3,500,000
Initial Closing Date	12/11/2014
Amount Paid to Escrow	100,000
Date Escrow Opened	07/25/2014
Property 2 [Member]
Real Estate Properties [Line Items]
Purchase Price	3,650,000
Initial Closing Date	01/05/2015
Amount Paid to Escrow	100,000
Date Escrow Opened	07/21/2014
Property 3 [Member]
Real Estate Properties [Line Items]
Purchase Price	2,450,000
Initial Closing Date	12/01/2014
Amount Paid to Escrow	100,000
Date Escrow Opened	08/13/2014
Property 4 [Member]
Real Estate Properties [Line Items]
Purchase Price	790,000
Initial Closing Date	01/01/2015
Amount Paid to Escrow	30,000
Date Escrow Opened	08/12/2014
Property 5 [Member]
Real Estate Properties [Line Items]
Purchase Price	480,000
Initial Closing Date	01/31/2015
Amount Paid to Escrow	5,000
Date Escrow Opened	08/12/2014
Property 6 [Member]
Real Estate Properties [Line Items]
Purchase Price	2,100,000
Initial Closing Date	02/10/2015
Amount Paid to Escrow	33,000
Date Escrow Opened	08/13/2014
Property 7 [Member]
Real Estate Properties [Line Items]
Purchase Price	595,000
Initial Closing Date	01/31/2015
Amount Paid to Escrow	10,000
Date Escrow Opened	08/13/2014
Property 8 [Member]
Real Estate Properties [Line Items]
Purchase Price	695,000
Initial Closing Date	10/18/2014
Amount Paid to Escrow	10,000
Date Escrow Opened	06/28/2014
Property 9 [Member]
Real Estate Properties [Line Items]
Purchase Price	820,000
Initial Closing Date	10/18/2014
Amount Paid to Escrow	$ 45,000
Date Escrow Opened	06/28/2014